UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-08518

                                     Gabelli Gold Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Gold Fund, Inc. Semiannual Report — June 30, 2016

Caesar M. P. Bryan
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2016, the net asset value (“NAV”) per Class AAA Share of the Gabelli Gold Fund, Inc. increased 98.0%, compared with an increase of 115.5% for the Philadelphia Gold & Silver (“XAU”) Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (7/11/94)
Class AAA (GOLDX)	98.04%	66.44%	(7.08)%	1.90%	11.94%	5.67%
XAU Index	115.54	54.64	(13.46)	(3.78)	4.12	(0.66)
Lipper Precious Metals Fund Classification	100.43	58.69	(11.37)	(0.16)	9.65	(0.32)
Standard & Poor’s (“S&P”) 500 Index	3.84	3.99	12.10	7.42	5.75	9.38 (d)
Class A (GLDAX)	98.05	66.35	(7.04)	1.93	11.97	5.68
With sales charge (b)	86.66	56.78	(8.13)	1.33	11.52	5.40
Class C (GLDCX)	97.40	65.08	(7.77)	1.14	11.20	5.19
With contingent deferred sales charge (c)	96.40	64.08	(7.77)	1.14	11.20	5.19
Class I (GLDIX)	98.31	66.83	(6.85)	2.12	12.10	5.77

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.62%, 1.62%, 2.37%, and 1.37%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 23, 2002, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Precious Metals Fund Classification reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index since inception performance is as of June 30, 1994.

Gabelli Gold Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2016 through June 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expenses Ratio	Expense Paid During Period*

Gabelli Gold Fund, Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,980.40	1.51%	$11.19
Class A	$1,000.00	$1,980.50	1.51%	$11.19
Class C	$1,000.00	$1,974.00	2.26%	$16.71
Class I	$1,000.00	$1,983.10	1.26%	$ 9.35
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.35	1.51%	$ 7.57
Class A	$1,000.00	$1,017.35	1.51%	$ 7.57
Class C	$1,000.00	$1,013.63	2.26%	$11.31
Class I	$1,000.00	$1,018.60	1.26%	$ 6.32

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2016:

Gabelli Gold Fund, Inc.

North America	63.6%
United Kingdom	20.4%
Australia	7.9%

Africa	5.9%
Other Assets and Liabilities (Net)	2.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Gold Fund, Inc.

Schedule of Investments — June 30, 2016 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 95.9%
	Metals and Mining — 95.9%
	Africa — 5.9%
516,200	AngloGold Ashanti Ltd., ADR†	$9,313,433	$9,322,572
1,550,000	Gold Fields Ltd., ADR	6,805,409	7,595,000
1,500,000	Harmony Gold Mining Co. Ltd., ADR†	3,729,370	5,415,000

		19,848,212	22,332,572

	Australia — 7.9%
5,000,000	Gold Road Resources Ltd.†	1,921,960	2,442,499
1,750,000	Metals X Ltd	1,731,068	1,820,687
732,079	Newcrest Mining Ltd.†	17,931,987	12,686,929
1,176,227	Northern Star Resources Ltd	1,409,996	4,333,523
3,745,000	Perseus Mining Ltd.†	975,234	1,452,373
700,000	Regis Resources Ltd.	945,473	1,785,448
5,077,272	Saracen Mineral Holdings Ltd.†	1,841,992	5,452,755

		26,757,710	29,974,214

	North America — 61.7%
140,246	Agnico Eagle Mines Ltd., New York	1,861,020	7,503,161
322,186	Agnico-Eagle Mines Ltd., Toronto	4,607,237	17,242,107
700,000	Alacer Gold Corp.†	1,658,581	1,668,795
992,675	Alamos Gold Inc., New York, Cl. A	6,387,053	8,537,005
425,000	Alamos Gold Inc., Toronto, Cl. A	3,710,047	3,654,747
5,500,000	Alexandria Minerals Corp.†(a)	965,100	297,999
1,500,000	Asanko Gold Inc.,†	2,939,550	5,735,516
1,403,532	AuRico Metals Inc.†	819,867	1,108,094
1,529,650	B2Gold Corp.†	3,086,650	3,836,113
468,700	Barrick Gold Corp., New York	7,058,563	10,006,745
122,661	Barrick Gold Corp., Toronto	3,309,806	2,618,515
600,000	Centerra Gold Inc.,	2,985,947	3,575,990
350,000	Chesapeake Gold Corp.†	1,099,856	1,460,196
600,000	Comstock Mining Inc.†	1,161,322	209,340
1,400,000	Continental Gold Inc.†	2,436,036	3,933,589
344,900	Dalradian Resources Inc.†	380,327	261,622
645,000	Detour Gold Corp.†	7,908,020	16,135,609
3,575,000	Eastmain Resources Inc.†	2,464,498	1,687,952
930,833	Eldorado Gold Corp., New York	4,848,451	4,186,394
467,500	Eldorado Gold Corp., Toronto(a)	2,549,672	2,102,384
450,000	Fortuna Silver Mines Inc.†	1,844,917	3,141,000
244,700	Franco-Nevada Corp.(a)	6,599,423	18,607,011
95,000	Goldcorp Inc., New York	1,397,819	1,817,350
533,800	Goldcorp Inc., Toronto	3,173,050	10,213,658
2,000,000	Golden Queen Mining Co. Ltd., New York	1,091,762	2,523,318
1,500,000	Golden Queen Mining Co. Ltd., Toronto†(a)	818,822	1,892,488
1,000,000	IAMGOLD Corp.†	2,833,785	4,140,000
1,000,000	Integra Gold Corp.†	574,794	619,219
1,100,000	Klondex Mines Ltd.†	3,607,703	3,993,189

Shares		Cost	Market Value

400,000	MAG Silver Corp.†	$3,085,784	$5,043,539
4,050,000	Mandalay Resources Corp.	3,426,638	3,730,407
1,400,000	Merrex Gold Inc.†(a)	716,883	238,399
2,950,000	Midas Gold Corp.†	1,240,620	2,100,700
320,871	Newmont Mining Corp	13,755,113	12,552,474
1,222,000	Northern Dynasty Minerals Ltd.† .	429,391	378,343
2,095,850	OceanaGold Corp	6,257,327	7,997,632
561,500	Orezone Gold Corp.†	464,785	495,460
246,860	Osisko Gold Royalties Ltd.	3,480,164	3,227,265
4,450,000	Perseus Mining Ltd.†	3,579,845	1,722,203
100,000	Petaquilla Minerals Ltd., New York	92,194	1,935
2,440,000	Petaquilla Minerals Ltd., Toronto(a)	2,249,534	47,215
931,800	Premier Gold Mines Ltd.†	2,035,880	2,762,331
8,100,000	Redstar Gold Corp.†	271,953	344,828
540,000	Richmont Mines Inc.†	2,179,527	5,011,494
165,000	Royal Gold Inc.	8,247,736	11,883,300
175,000	SEMAFO Inc., New York†	478,571	902,071
600,000	SEMAFO Inc., Toronto†(a)	1,640,817	2,817,113
170,000	Silver Wheaton Corp., New York	3,603,851	4,000,100
30,000	Silver Wheaton Corp., Toronto	724,270	706,142
850,000	Tahoe Resources Inc.,	10,782,189	12,730,756
3,850,000	Torex Gold Resources Inc.†	5,556,037	6,883,780
500,000	Torex Gold Resources Inc.(a)	543,060	893,997
1,200,000	Victoria Gold Corp.†	474,525	473,703
3,041,000	Wesdome Gold Mines Ltd.†	3,665,558	4,660,536

		163,161,930	234,314,829

	United Kingdom — 20.4%
925,000	Acacia Mining plc	3,602,354	5,554,901
2,219,000	Centamin plc	2,090,588	3,896,403
150,000	Endeavour Mining Corp.†	1,970,213	2,546,151
1,170,500	Fresnillo plc	11,257,901	25,617,397
2,497,709	Hochschild Mining plc†	4,852,267	5,985,165
3,000,000	Hummingbird Resources plc†	1,082,952	893,606
295,900	Randgold Resources Ltd., ADR	2,164,038	33,152,636

		27,020,313	77,646,259

	TOTAL COMMON STOCKS	236,788,165	364,267,874

	RIGHTS — 0.0%
	METALS AND MINING — 0.0%
	North America — 0.0%
300,000	Perseus Mining Ltd., expire 07/15/16†	0	10,740

	WARRANTS — 0.6%
	Metals and Mining — 0.6%
	North America — 0.6%
87,500	Franco-Nevada Corp., expire 06/16/17†	0	1,916,676

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Cost	Market Value

	WARRANTS (Continued)
	Metals and Mining (Continued)
	North America (Continued)
1,222,000	Northern Dynasty Minerals Ltd., expire 06/15/21†	$0	$156,025
2,175,000	Redstar Gold Corp., expire 05/03/19†	51,378	54,214

	TOTAL WARRANTS	51,378	2,126,915

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.3%
$4,983,000	U.S. Treasury Bills,
	0.225% to 0.270%††,
	08/04/16 to 09/22/16	4,980,354	4,980,679

	TOTAL INVESTMENTS — 97.8%	$241,819,897	371,386,208

	Other Assets and Liabilities (Net) — 2.2%		8,252,345

	NET ASSETS — 100.0%.		$379,638,553

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of Rule 144A securities amounted to $26,896,606 or 7.08% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	65.0%	$241,433,163
United Kingdom	20.9	77,646,259
Australia	8.1	29,974,214
Africa	6.0	22,332,572

	100.0%	$371,386,208

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $241,819,897)	$371,386,208
Foreign currency, at value (cost $57,856)	58,159
Receivable for Fund shares sold	23,537,459
Prepaid expenses	48,252
Dividends receivable	43,297
Receivable for custody fees reimbursement	175,311

Total Assets	395,248,686

Liabilities:
Payable to custodian	2,489
Payable for Fund shares redeemed	653,358
Payable for investments purchased	14,529,494
Payable for investment advisory fees	256,504
Payable for distribution fees	57,809
Payable for accounting fees	11,250
Other accrued expenses	99,229

Total Liabilities	15,610,133

Net Assets (applicable to 22,038,186 shares outstanding)	$379,638,553

Net Assets Consist of:
Paid-in capital	$311,547,459
Accumulated net investment loss	(6,880,039)
Accumulated net realized loss on investments and foreign currency transactions	(54,595,557)
Net unrealized appreciation on investments	129,566,311
Net unrealized appreciation on foreign currency translations	379

Net Assets	$379,638,553

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($251,474,351 ÷ 14,615,791 shares outstanding; 375,000,000 shares authorized)	$17.21
Class A:
Net Asset Value and redemption price per share ($19,822,321 ÷ 1,149,175 shares outstanding; 250,000,000 shares authorized)	$17.25
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.30
Class C:
Net Asset Value and offering price per share ($17,131,051 ÷ 1,075,480 shares outstanding; 125,000,000 shares authorized)	$15.93 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($91,210,830 ÷ 5,197,740 shares outstanding; 125,000,000 shares authorized)	$17.55

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $74,711)	$889,937
Interest	2,139

Total Investment Income	892,076

Expenses:
Investment advisory fees	1,151,705
Distribution fees - Class AAA	192,716
Distribution fees - Class A	14,551
Distribution fees - Class C	49,065
Shareholder services fees	60,425
Shareholder communications expenses	55,200
Directors’ fees	54,202
Registration expenses	41,505
Legal and audit fees	23,282
Accounting fees	22,500
Custodian fees	15,514
Interest expense	3,088
Miscellaneous expenses	29,827

Total Expenses	1,713,580

Less:
Expenses indirectly paid by broker (See Note 6)	(1,139)
Reimbursement for custody fees	(175,311)

Total Credits and Reimbursements	(176,450)

Net Expenses	1,537,130

Net Investment Loss	(645,054)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(339,607)
Net realized gain on foreign currency transactions	3,950

Net realized loss on investments and foreign currency transactions	(335,657)

Net change in unrealized appreciation/depreciation:
on investments	156,356,194
on foreign currency translations	350

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	156,356,544

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	156,020,887

Net Increase in Net Assets Resulting from Operations	$155,375,833

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations:
Net investment loss	$(645,054)	$(1,000,827)
Net realized loss on investments and foreign currency transactions	(335,657)	(25,693,024)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	156,356,544	(4,139,972)

Net Increase/(Decrease) in Net Assets Resulting from Operations	155,375,833	(30,833,823)

Capital Share Transactions:
Class AAA	53,990,982	(9,296,355)
Class A	5,383,871	(2,825,703)
Class C	5,149,212	981,877
Class I	17,969,482	4,075,732

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	82,493,547	(7,064,449)

Redemption Fees	20,074	632

Net Increase/(Decrease) in Net Assets	237,889,454	(37,897,640)
Net Assets:
Beginning of year	141,749,099	179,646,739

End of period (including undistributed net investment income of $0 and $0, respectively)	$379,638,553	$141,749,099

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions				Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Realized Gain on Investments	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses(c)	Portfolio Turnover Rate
Class AAA
2016(d)	$ 8.69	$(0.04)		$ 8.56	$ 8.52	—	$0.00	$17.21	98.0%	$251,474	(0.59)%(e)	1.51%(e)(f)(g)	2%
2015	10.57	(0.06)		(1.82)	(1.88)	—	0.00	8.69	(17.8)	93,630	(0.62)	1.62(f)	18
2014	10.71	(0.10)		(0.04)	(0.14)	—	0.00	10.57	(1.3)	123,456	(0.78)	1.58	18
2013	21.99	(0.00	)(b)	(11.28)	(11.28)	—	0.00	10.71	(51.3)	138,147	(0.03)	1.57	4
2012	23.54	(0.06)		(0.95)	(1.01)	$(0.54)	(0.00)	21.99	(4.3)	324,798	(0.27)	1.48	5
2011	35.73	(0.16)		(6.13)	(6.29)	(5.90)	0.00	23.54	(17.2)	397,738	(0.46)	1.46	4
Class A
2016(d)	$ 8.71	$(0.04)		$ 8.58	$ 8.54	—	$0.00	$17.25	98.0%	$ 19,822	(0.59)%(e)	1.51%(e)(f)(g)	2%
2015	10.60	(0.06)		(1.83)	(1.89)	—	0.00	8.71	(17.8)	6,590	(0.61)	1.62(f)	18
2014	10.73	(0.10)		(0.03)	(0.13)	—	0.00	10.60	(1.2)	11,334	(0.77)	1.58	18
2013	22.04	(0.00	)(b)	(11.31)	(11.31)	—	0.00	10.73	(51.3)	13,476	(0.03)	1.57	4
2012	23.60	(0.07)		(0.95)	(1.02)	$(0.54)	(0.00)	22.04	(4.3)	23,138	(0.28)	1.48	5
2011	35.73	(0.14)		(6.09)	(6.23)	(5.90)	0.00	23.60	(17.0)	22,611	(0.40)	1.46	4
Class C
2016(d)	$ 8.07	$(0.08)		$ 7.94	$ 7.86	—	$0.00	$15.93	97.4%	$ 17,131	(1.34)%(e)	2.26%(e)(f)(g)	2%
2015	9.90	(0.13)		(1.70)	(1.83)	—	0.00	8.07	(18.5)	5,466	(1.37)	2.37(f)	18
2014	10.10	(0.18)		(0.02)	(0.20)	—	0.00	9.90	(2.0)	5,899	(1.52)	2.33	18
2013	20.89	(0.11)		(10.68)	(10.79)	—	0.00	10.10	(51.7)	5,386	(0.79)	2.32	4
2012	22.57	(0.22)		(0.92)	(1.14)	$(0.54)	(0.00)	20.89	(5.0)	14,642	(1.01)	2.23	5
2011	34.81	(0.39)		(5.95)	(6.34)	(5.90)	0.00	22.57	(17.8)	14,858	(1.19)	2.21	4
Class I
2016(d)	$ 8.85	$(0.02)		$ 8.72	$ 8.70	—	$0.00	$17.55	98.3%	$ 91,211	(0.34)%(e)	1.26%(e)(f)(g)	2%
2015	10.74	(0.04)		(1.85)	(1.89)	—	0.00	8.85	(17.6)	36,063	(0.37)	1.37(f)	18
2014	10.85	(0.06)		(0.05)	(0.11)	—	0.00	10.74	(1.0)	38,958	(0.51)	1.33	18
2013	22.23	0.03		(11.41)	(11.38)	—	0.00	10.85	(51.2)	12,866	0.21	1.32	4
2012	23.74	(0.01)		(0.96)	(0.97)	$(0.54)	(0.00)	22.23	(4.1)	30,909	(0.03)	1.23	5
2011	35.88	(0.05)		(6.19)	(6.24)	(5.90)	0.00	23.74	(17.0)	18,338	(0.15)	1.21	4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the years ended December 31, 2015, 2013 and 2011. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.62%, 1.56% and 1.45% (Class AAA and Class A), 2.36%, 2.31% and 2.20% (Class C), and 1.36%, 1.31% and 1.20% (Class I), respectively. For the six months ended June 30, 2016 and the years December 31, 2014 and 2012, the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2016, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2016 and the year ended December 31, 2015, there was no impact on the expense ratios.

(g)

During the six months ended June 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.43% (Class AAA), 1.43% (Class A), 2.18% (Class C), and 1.19% (Class I).

See accompanying notes to financial statements.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. Gabelli Gold Fund, Inc. was incorporated on May 13, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on July 11, 1994.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset value of the Fund is determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining
Africa	$ 22,332,572	—	—	$ 22,332,572
Australia	17,287,285	$ 12,686,929	—	29,974,214
North America	232,774,917	1,490,762	$ 49,150	234,314,829
United Kingdom	77,646,259	—	—	77,646,259

Total Common Stocks	350,041,033	14,177,691	49,150	364,267,874

Rights	—	—	10,740	10,740
Warrants:
Metals and Mining
North America	1,916,676	—	210,239	2,126,915
U.S. Government Obligations	—	4,980,679	—	4,980,679

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$351,957,709	$ 19,158,370	$270,129	$371,386,208

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2016, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended December 31, 2015.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$ 2,816,116
Long term capital loss carryforward with no expiration	50,941,728

Total capital loss carryforwards	$53,757,844

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$242,321,961	$159,225,040	$(30,160,793)	$129,064,247

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2016, other than short term securities and U.S. Government obligations, aggregated $72,687,501 and $3,688,974, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2016, the Distributor retained a total of $25,349 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,139.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2016, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2016 was $227,171 with a weighted average interest rate of 0.95%. The maximum amount borrowed at any time during the six months ended June 30, 2016 was $1,692,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2016 and the year ended December 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Gold Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,363,357	$86,335,591	2,955,549	$30,651,301
Shares redeemed	(2,521,971)	(32,344,609)	(3,859,858)	(39,947,656)

Net increase/(decrease)	3,841,386	$53,990,982	(904,309)	$(9,296,355)

Class A
Shares sold	671,248	$9,123,464	350,507	$3,701,915
Shares redeemed	(278,572)	(3,739,593)	(663,481)	(6,527,618)

Net increase/(decrease)	392,676	$5,383,871	(312,974)	$(2,825,703)

Class C
Shares sold	509,226	$6,478,151	280,268	$2,814,030
Shares redeemed	(110,616)	(1,328,939)	(199,425)	(1,832,153)

Net increase	398,610	$5,149,212	80,843	$981,877

Class I
Shares sold	2,622,649	$37,020,287	3,614,087	$36,892,297
Shares redeemed	(1,498,945)	(19,050,805)	(3,167,185)	(32,816,565)

Net increase	1,123,704	$17,969,482	446,902	$4,075,732

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Gold Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 23, 2016, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing the Fund’s third party service providers as well providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund..

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five and ten year average annual total return for the periods ended December 31, 2015, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all retail and institutional precious metals equity funds (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one year, three year, five year, and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements, with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than the median when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2015. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the

Gabelli Gold Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI GOLD FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

 GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Chairman and	Secretary
Chief Executive Officer,
Associated Capital Group Inc.	Agnes Mullady
Treasurer
E. Val Cerutti
Chief Executive Officer,	Richard J. Walz
Cerutti Consultants, Inc.	Chief Compliance
Officer
Anthony J. Colavita
President,	DISTRIBUTOR
Anthony J. Colavita, P.C.
G.distributors, LLC
Werner J. Roeder, MD
Former Medical Director,	CUSTODIAN, TRANSFER
Lawrence Hospital	AGENT, AND DIVIDEND
DISBURSING AGENT
Anthonie C. van Ekris
Chairman,	State Street Bank and Trust
BALMAC International, Inc.	Company

Salvatore J. Zizza
Chairman,	LEGAL COUNSEL
Zizza & Associates Corp.
Paul Hasting LLP
Daniel E. Zucchi
President,
Daniel E. Zucchi Associates

This report is submitted for the general information of the shareholders of the Gabelli Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB008Q216SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Gold Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/31/2016
By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/31/2016

* Print the name and title of each signing officer under his or her signature.